INCOME TAXES (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011
Effective Income Tax Rate Reconciliation, At Federal Statutory Income Tax Rate	35.00%	35.00%
Valuation Allowance, Deferred Tax Asset, Change In Amount	$ 3.9	$ 3.1
Domestic Tax Authority [Member]
Operating Loss Carryforwards	114.1	104.0
Operating Loss Carryforwards Expiration Period	2012 to 2031
Foreign Tax Authority [Member]
Operating Loss Carryforwards	4.1	4.2
Research Tax Credit Carryforward [Member]
Tax Credit Carryforward, Amount	$ 5.0	$ 4.6
Research Tax Credit Carryforward [Member] | Minimum [Member]
Tax Credit Carryforward, Expiration Date	Oct. 31, 2012
Research Tax Credit Carryforward [Member] | Maximum [Member]
Tax Credit Carryforward, Expiration Date	Oct. 31, 2031